Financial Assets at Amortized Cost - Schedule of Financial Assets at Amortized Cost (Detail) $ in Millions, $ in Millions	Jun. 30, 2021 TWD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Jun. 30, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Disclosure of financial assets [line items]
Less: Allowance for impairment loss	$ (291.1)		$ (246.6)	$ (340.2)	$ (325.3)
Corporate bonds	4,336.6		10,970.2
Current portion			6,598.0
Noncurrent portion	4,336.6	$ 155.4	4,372.2
Corporate bonds [member]
Disclosure of financial assets [line items]
Less: Allowance for impairment loss	(2.2)		(7.1)
Corporate bonds	$ 4,338.8		$ 10,977.3